(Loss)/income per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic	$ (51,018,739)	$ 40,282,025	$ (263,353,561)
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - diluted	$ (51,018,739)	$ 40,282,025	$ (263,353,561)
Denominator:
Weighted average number of shares outstanding-basic	112,234,853	106,686,376	107,849,225
Weighted average number of shares outstanding-diluted	112,234,853	106,686,376	107,849,225
Basic (loss)/income per share	$ (0.45)	$ 0.38	$ (2.44)
Diluted (loss)/income per share	$ (0.45)	$ 0.38	$ (2.44)
Employee Stock Option
Denominator:
Anti-dilutive shares	0	0	0
Restricted stock units
Denominator:
Anti-dilutive shares	0	0	0